PAGE 1
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN
SEEKS TOTAL RETURN FROM A COMBINATION OF CAPITAL GROWTH AND INCOME FROM INCOME-PRODUCING STOCKS AND BONDS IN THE U.S. AND ABROAD.

Dear Shareholder:

We are pleased to report on the performance of Keystone Fund for Total Return for the six-month period, which ended May 31, l997. Following this letter, we have included an interview with the Fund's portfolio manager Walter T. McCormick.

PERFORMANCE

For the six-month and twelve-month periods, which ended May 31, l997, your Fund produced the following returns, excluding maximum sales charges:
  Class A shares returned 8.92% for the six-month period and 25.80% for the twelve-month period.
  Class B shares returned 8.41% for the six-month period and 24.81% for the twelve-month period.
  Class C shares returned 8.47% for the six-month period and 24.86% for the twelve-month period.
  The Standard & Poor's 500 Index (S&P 500) returned 12.1% and 25.7% for the same six- and twelve-month periods, respectively.
  Your Fund's strong performance was the result of good security selection during a time when the types of stocks that your Fund emphasizes did well. Sustained by excellent corporate earnings, large-company stocks were market leaders throughout the six-month period.

INVESTMENT ENVIRONMENT

Despite short-term price fluctuations, large-company, dividend-paying stocks made strong gains over the six-month period. These large, high-quality companies were market leaders. While they sometimes lagged in market rallies, they tended to maintain their prices better than the stocks of less well seasoned companies when the market experienced short-term downturns.
  Within this period, stocks made strong gains in late 1996 and during the first three months of 1997, before experiencing a sharp correction in late March and April. The correction was largely triggered by concerns about inflation and a change in the Federal Reserve Board's monetary policy. In what it termed a "pre-emptive strike" against inflation, the Federal Reserve raised short-term interest rates 0.25% on March 25, l997. While the March-April downturn in the market was short-lived, it erased the gains stocks had generated earlier in 1997. However, as inflation concerns subsided and interest rates declined, stock prices began to rally again late in April and throughout May.

STRATEGY

During the period, we maintained our conservative approach of investing in the stocks of large companies with proven records of consistent earnings growth and market leadership. We continued to emphasize companies in a variety of industries, including real estate, finance, pharmaceutical and capital goods. During market rallies, we took profits in stocks that we believed had become fully priced. When the stock market corrected, we sometimes bought back the very stocks we sold at more attractive prices.

OUTLOOK

We continue to look favorably on large-company stocks. We believe that the economy should continue to grow at a moderate pace, inflation should remain under control and interest rates should fluctuate within a relatively low range. While our long-term outlook is favorable, we think it would be unrealistic to expect stocks to continue to make record-

                                 -- CONTINUED--

PAGE 2
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

setting gains without periods of consolidation. We experienced a brief market decline in March and April, and no one can predict when another downturn may occur. If the market does experience another normal correction, we would view it as an opportunity to invest in selected stocks at lower prices. In the months ahead we believe returns on stocks could be somewhat lower than the double-digit returns stocks have produced for more than two years.
  Thank you for your continued support of Keystone Fund for Total Return. If you have any questions or comments about your investments, we encourage you to write to us.

Sincerely,
(signature of Albert H. Elfner, III)
Albert H. Elfner, III
CHAIRMAN
KEYSTONE INVESTMENT MANAGEMENT COMPANY
                                             Photo                  Photo
(signature of George S. Bissell)
George S. Bissell                              of                     of
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS                         Albert H. Elfner, III   George S. Bissell


June 1997

PAGE 3
--------------------------------------
                               A Discussion With
                               Your Fund Manager

                                    Picture

                                      of

                               Walter T. McCormick

   WALTER T. MCCORMICK IS SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, GROWTH & INCOME, AT KEYSTONE INVESTMENT MANAGEMENT COMPANY. HE IS ALSO SENIOR PORTFOLIO MANAGER OF YOUR FUND, AND HE LEADS KEYSTONE'S CORE EQUITY STOCK TEAM. A CHARTERED FINANCIAL ANALYST, MR. MCCORMICK HOLDS AN MBA FROM RUTGERS UNIVERSITY AND HAS MORE THAN 25 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. THE GROWTH & INCOME TEAM AT KEYSTONE ALSO INCLUDES PORTFOLIO MANAGERS MAUREEN CULLINANE, ANDREW BALDASSARRE, JUDITH WARNERS AND WALTER
                        ZAGROBSKI AND A TEAM OF EQUITY ANALYSTS.

(Q) WHAT WAS THE ECONOMIC ENVIRONMENT LIKE DURING THE SIX-MONTH PERIOD?

(A) The economic environment changed dramatically during the six months. Stock prices rallied, declined, and then rallied again. At the beginning of the period, stocks generated strong gains. However, the wealth created by strong stock market gains raised concerns about the possibility of accelerating inflation. In December 1996, even the chairman of the Federal Reserve Board Alan Greenspan, in an uncharacteristic move, warned investors about the "irrational exuberance" of the stock market.

In mid-February, long-term interest rates began to rise, and on March 25, l997 the Fed raised short-term interest rates. The Fed's action triggered a steep decline in stock prices. In effect, stock prices, which rose about 10% during the first three months of l997, gave back their gains. As investors waited for additional interest rate hikes, economic growth slowed and interest rates declined. As interest rates declined, stock investors came back to the market, and stock prices rebounded strongly from their lows.

(Q) WHAT WAS YOUR STRATEGY FOR INVESTING IN THIS TYPE OF ENVIRONMENT?

(A) We continued to invest in large, established companies that had proven records of consistent earnings growth, market leadership and that had consistently paid dividends over time. We diversified investments among several different economic sectors and industries.

(Q) WHAT CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?

(A) Stock selection was key during the period. While large company stocks continued to be market leaders, we experienced what we call a "rotational" market. In a rotational market, no one industry or sector dominates, rather industries or sectors move quickly in and out of favor with investors, with little regard for fundamental prospects. Stock selection is more difficult in this type of environment because even companies with strong earnings potential and solid fundamentals experience price declines.

(Q) WHAT CHANGES DID YOU MAKE IN THE PORTFOLIO DURING THE PERIOD?

(A) At the end of l996, we began to pare back some of the Fund's largest holdings-- stocks that had performed well and that we believed had reached full valuation. Two examples are General Electric and IBM. Both of these companies produced significant gains, and we correctly anticipated that there prices would decline during the first few months of l997. Once the prices

PAGE 4
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

TOP 5 INDUSTRIES
AS OF MAY 31, 1997

                                                PERCENTAGE OF
INDUSTRY                                         NET ASSETS

Real Estate Investment Trusts (REITs)                    7.9%
Drugs                                                    7.7%
Insurance                                                7.7%
Oil                                                      7.0%
Electronics Products                                     5.8%

on these stocks reached levels that we believed were attractive, we repurchased them.

(Q) EVEN THOUGH REAL ESTATE INVESTMENT TRUSTS (REITS) HAVE DECLINED FROM 10.3% OF NET ASSETS ON NOVEMBER 30, 1996 TO 7.9% OF NET ASSETS ON MAY 31, L997, THEY ARE STILL THE FUND'S LARGEST INDUSTRY WEIGHTING. WHY WERE REITS ATTRACTIVE?

(A) For nearly two years, the REITs in which we invested produced excellent total returns, that is, they provided income and capital appreciation to the Fund. During the six-month period, however, the returns on some REITs began to lag the market, so we reduced exposure in this area. We took profits in the REITs that we believed had reached their peak price levels. These included Avalon Properties, Public Storage USA, and Beacon Properties.

We used the profits from the sale of these REITs to invest in new REITs that we believe have the potential to generate strong total returns over time. One new REIT we added to the portfolio is Golf Trust of America, a company that purchases interests in upscale golf course properties. Golf has become a very popular sport, with the number of golfers increasing rapidly. Demand for golf courses is growing faster than the 2.5% annual growth in supply. Golf Trust of America is one of the top ten companies in the country with interests in golf courses. We believe the company is well-positioned to benefit from this growing industry.

(Q) FINANCE STOCKS HAVE BEEN A THEME IN THE PORTFOLIO FOR MORE THAN A YEAR. WHY?

(A) Finance stocks include a broad range of industries-- banks, mortgage companies, and insurance businesses. Some of the companies that were in the portfolio during the six-month period were Bank America, Travelers Group, Inc. and the Student Loan Marketing Association (Sallie Mae). While their stock prices declined slightly when interest rates rose, we believe these companies still have the potential for solid growth. Many of these businesses are leaders in their market niche, and we believe they should continue to benefit from a strong economy and relatively low interest rates.

(Q) ON MAY 31, L997, CONVERTIBLE SECURITIES ACCOUNTED FOR NEARLY 10% OF NET ASSETS. HOW DO THESE TYPES OF SECURITIES ADD VALUE TO A PORTFOLIO?

(A) Convertible preferred stocks and bonds have been long-term holdings in the portfolio and have provided it with attractive income. Convertible securities have "all weather" characteristics. During changing market conditions, they can provide a cushion against declines in a portfolio. In this investment category, we added to the Fund's position in K-Mart convertible preferred stock. K-Mart is in the process of turning around its business. The store has a new management team, has sold off unprofitable ventures and has restructured its product line.

(Q) WERE THERE STOCKS THAT DID NOT LIVE UP TO YOUR EXPECTATIONS?

(A) Many of the stocks that did not meet our expectations were companies affected by disappointing earnings forecasts. For example, when Eastman Kodak, a company that had performed well in the portfolio for more than a year, predicted that its first quarter earnings would lag expectations, its stock price declined. We eliminated Eastman Kodak from the portfolio after its

PAGE 5
--------------------------------------
TOP 10 STOCK HOLDINGS
AS OF MAY 31, 1997

                                                    PERCENTAGE OF
STOCK                          INDUSTRY              NET ASSETS

General Electric Co.           Capital Goods                 2.9%
Bristol-Myers Squibb           Drugs                         2.6%
Philip Morris Cos., Inc.       Foods                         2.3%
Kmart Financing I Conv. Pfd.   Retail                        2.1%
BMC Software, Inc.             Software Services             1.9%
American Home Products Corp.   Drugs                         1.9%
Owens Illinois, Inc.           Diversified                   1.6%
                               Companies
Texas Instruments              Electronic                    1.6%
                               Products
Tyco International Ltd.        Diversified                   1.6%
                               Companies
General Cigar Holdings, Ltd.   Retail                        1.5%

stock rebounded. Another company that underperformed was Ikon Office Solutions (formerly Alco Standard). Ikon appeared to have excellent fundamental prospects, but its stock declined when investors became concerned about its restructuring efforts. This led to a low short-term earnings forecast for the company. We are still optimistic about Ikon's long-term growth potential, however, and we have retained it in the portfolio. Hewlett Packard is another example of how a company's stock price was affected by a disappointing earnings report. We kept Hewlett Packard in the portfolio, because we believe it is well managed and that it has the potential to grow over time.

(Q) DID YOU CHANGE THE FOREIGN COMPONENT OF THE PORTFOLIO?

(A) We reduced the number of foreign stocks in the portfolio from 8% of net assets on November 30, l996 to almost 6% on May 31, l997. This lower percentage of foreign stocks reflects the elimination of Japanese holdings. While the Fund's Japanese investments performed well, our outlook for the Japanese market was not favorable. We maintained the Fund's holdings in Canada and Germany.

(Q) WHAT IS YOUR OUTLOOK?

(A) We are optimistic about the long-term prospects for the stock market and your Fund. However, large-company stocks have been market leaders for more than two years, and we believe it would be unrealistic to expect them to continue to produce double-digit returns. If economic growth accelerates and interest rates rise, large-company stocks may experience price declines. If such declines occur, we would view it as an opportunity to purchase more stocks at attractive prices.

                                       *

           THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND. IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                     EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                         ATTN: SHAREHOLDER COMMUNICATIONS
                       201 SOUTH COLLEGE STREET, SUITE 400,
                            CHARLOTTE, N.C. 28288-1195

PAGE 6
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

                            Your Fund's Performance

Growth of an investment in
Keystone Fund for Total Return Class A

    In Thousands
$40
         Dividend Reinvestment                      Total Value $31,120
 30
         Initial Investment
 20

 10

  0
      11/87  11/88  11/90  11/91  11/92  11/93  11/94  11/95  11/96  2/97  5/97

Class A shares were introduced on April 14, 1987. Performance is reported at the current maximum front-end sales charge of 4.75%.
  Class B and C shares were introduced on February 1, 1993. Shares purchased after January 1, 1997 are subject to a contingent deferred sales charge (CDSC) that declines from 5% to 1% over six years after the month purchased. Performance assumes that shares were redeemed after the end of a one-year holding period and reflects the deduction of a 5% CDSC.


SIX-MONTH PERFORMANCE                                         AS OF MAY 31, 1997

                CLASS A   CLASS B   CLASS C    CLASS Y

Total returns*   8.92%     8.41%     8.47%       6.19%
Net asset
  value
  11/30/96       $17.33    $17.31    $17.32    $17.94**
   5/31/97       $18.75    $18.72    $18.74    $18.68
Dividends        $ 0.16    $ 0.08    $ 0.08    $ 0.16

* BEFORE DEDUCTION OF FRONT-END OR CONTINGENT DEFERRED SALES CHARGE (CDSC). CLASS Y TOTAL RETURN CALCULATED FOR PERIOD FROM JANUARY 13, 1997 (DATE OF INITIAL PUBLIC OFFERING) TO MAY 31, 1997.
** CLASS Y SHARES WERE INITIALLY OFFERED ON JANUARY 13, 1997.

HISTORICAL RECORD                                             AS OF MAY 31, 1997

CUMULATIVE TOTAL RETURNS      CLASS A    CLASS B    CLASS C

1-year w/o sales charge       25.80  %   24.81  %   24.86  %
1-year                        19.83  %   19.81  %   23.86  %
5-year                        90.03  %     --         --
10-year                       207.80 %     --         --
Life of Class                   --       79.02  %   81.19  %

AVERAGE ANNUAL RETURNS
1-year w/o sales charge       25.80  %   24.81  %   24.86  %
1-year                        19.83  %   19.81  %   23.86  %
5-year                        13.70  %     --         --
10-year                       11.90  %     --         --
Life of Class                   --       14.39  %   14.71  %


  Class C shares are subject to a 1% contingent deferred sales charge for 12 months after the month purchased. Performance reflects the return you would have received after holding shares for one year or more and redeeming after the end of that period.
  Class Y shares were introduced on January 13, 1997. Class Y shares are available without a front-end sales charge or contingent deferred sales charge.

PAGE 7
--------------------------------------
SCHEDULE OF INVESTMENTS-- MAY 31, 1997 (UNAUDITED)

                                                   MARKET
  SHARES                                           VALUE
-------------------------------------------------------------
COMMON STOCKS (85.4%)

               AEROSPACE (1.1%)
    15,000     Boeing Co. (The)............. $    1,578,750
               AMUSEMENTS (0.9%)
    35,000     Carnival Corp., Class A......      1,330,000
               AUTOMOTIVE (2.7%)
    50,000     Federal-Mogul Corp...........      1,456,250
    50,000     Ford Motors Co...............      1,875,000
    10,000     General Motors Corp..........        572,500
                                                  3,903,750
               BUSINESS SERVICES (4.4%)
    50,001     Ikon Office Solutions,
                 Inc........................      1,450,029
   100,000     Laidlaw, Inc., Class B.......      1,350,000
    50,000     Thermo Electron Corp.........      1,725,000
    50,000   * USA Waste Services, Inc......      1,812,500
                                                  6,337,529
               CAPITAL GOODS (5.0%)
    30,000     Emerson Electric Co..........      1,620,000
    70,000     General Electric Co..........      4,226,250
    50,000     Regal Beloit Corp............      1,331,250
                                                  7,177,500
               CHEMICALS (3.5%)
    15,000     Dow Chemical Co..............      1,250,625
    15,000     DuPont (E.I.) DeNemours &
                 Co.........................      1,633,125
    50,000     Monsanto Co..................      2,200,000
                                                  5,083,750
               CONSUMER GOODS (1.0%)
    10,000     Procter & Gamble Co. (The)...      1,378,750
               DIVERSIFIED COMPANIES (4.4%)
   125,000   * Brown & Sharpe Manufacturing
                 Co. Class A................      1,781,250
    75,000   * Owens-Illinois, Inc..........      2,315,625
    35,000   * Tyco International Ltd.......      2,222,500
                                                  6,319,375
               DRUGS (7.7%)
    35,000     American Home Products
                 Corp.......................      2,668,750
    50,000     Bristol-Myers Squibb Co......      3,668,750
    25,000     Johnson & Johnson............      1,496,875
    14,700     Merck & Co., Inc.............      1,321,161
    25,000     Rhone-Poulenc Rorer, Inc.....      1,881,250
                                                 11,036,786

                                                   MARKET
  SHARES                                           VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)

               ELECTRONIC PRODUCTS (5.8%)
    50,033   * Analog Devices, Inc.......... $    1,338,383
    10,000     Intel Corp...................      1,514,375
    25,000     Motorola, Inc................      1,659,375
    25,000   * Solectron Corp...............      1,562,500
    25,000     Texas Instruments, Inc.......      2,246,875
                                                  8,321,508
               FINANCE (4.1%)
    15,000     BankAmerica Corp.............      1,753,125
    17,500     BankBoston Corp..............      1,277,500
    15,000     Chase Manhattan Corp.........      1,417,500
    12,500     Student Loan Marketing
                 Association................      1,520,313
                                                  5,968,438
               FOODS (6.5%)
    25,000     Anheuser Busch Cos., Inc.....      1,071,875
    75,000   * General Cigar Holdings,
                 Ltd........................      2,212,500
    35,000     Heinz (H.J.) Co..............      1,505,000
    30,000     Nabisco Holdings Corp.,
                 Class A....................      1,188,750
    75,000     Philip Morris Cos., Inc......      3,300,000
                                                  9,278,125
               INSURANCE (5.4%)
    50,000     GCR Holdings Ltd.............      1,340,625
    25,000   * Hartford Life, Inc. Class
                 A..........................        837,500
    30,000   * Nationwide Financial
                 Services, Inc. Class A.....        843,750
    20,000     PMI Group, Inc. (The)........      1,097,500
    15,000     Providian Corp...............        898,125
    25,000     Travelers Group, Inc.........      1,371,875
    35,000     Travelers Property Casualty
                 Corp. Class A..............      1,347,500
                                                  7,736,875
               NATURAL GAS (2.2%)
    15,000     Burlington Resources, Inc....        697,500
    25,000     Enron Corp...................      1,018,750
    25,000     Sonat, Inc...................      1,437,500
                                                  3,153,750
               OFFICE & BUSINESS EQUIPMENT (1.9%)
    20,000     Hewlett Packard Co...........      1,030,000
    20,000     IBM Corp.....................      1,730,000
                                                  2,760,000

PAGE 8
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

SCHEDULE OF INVESTMENTS-- MAY 31, 1997 (UNAUDITED)

                                                   MARKET
  SHARES                                           VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                   OIL (7.0%)
    20,000     Amoco Corp................... $    1,787,500
     5,000     Atlantic Richfield Co........        727,500
    15,000     Chevron Corp.................      1,050,000
    20,000     Exxon Corp...................      1,185,000
     6,000     Mobil Corp...................        839,250
    30,000     Occidental Petroleum Corp....        697,500
    30,000     Pennzoil Co..................      1,661,250
     7,500     Texaco, Inc..................        818,438
    30,000     Unocal Corp..................      1,278,750
                                                 10,045,188
               OIL SERVICES (1.4%)
     8,000     Halliburton Co...............        619,000
     6,000     Schlumberger Ltd.............        714,750
    15,000     Tidewater, Inc...............        631,875
                                                  1,965,625
               PAPER & PACKAGING (1.3%)
    50,000     Unisource Worldwide, Inc.....        868,750
    20,000     Weyerhaeuser Co..............        997,500
                                                  1,866,250
               REAL ESTATE INVESTMENT TRUSTS (7.9%)
    25,000     American General Hospitality
                 Corp.......................        646,875
    35,000     Arden Realty Group, Inc......        905,625
    30,000     Bay Apartment Communities,
                 Inc........................      1,057,500
    25,000     Camden Property Trust........        734,375
    20,000     Equity Residential Property
                 Trust......................        945,000
    30,000     First Industrial Realty
                 Trust, Inc.................        885,000
    33,000     Golf Trust of America,
                 Inc........................        899,250
    45,000     Patriot American Hospitality,
                 Inc........................        973,125
    49,000     Prentiss Properties Trust....      1,151,500
    25,000     Spieker Properties, Inc......        921,875
    30,000     Storage USA, Inc.............      1,143,750
    35,000     TriNet Corporate Realty
                 Trust, Inc.................      1,146,250
                                                 11,410,125
               RETAIL (2.2%)
    50,000   * Costco Cos., Inc.............      1,690,625
    50,000     Wal-Mart Stores, Inc.........      1,487,500
                                                  3,178,125
               SOFTWARE SERVICES (1.9%)
    50,000   * BMC Software, Inc............      2,703,125

                                                    MARKET
  SHARES                                            VALUE
------------------------------------------------------------
COMMON STOCKS (CONTINUED)

               TELECOMMUNICATIONS (4.8%)
    17,000     Ameritech Corp............... $    1,113,500
    14,000     BellSouth Corp...............        635,250
    50,000     Deutche Telekom AG, ADR......      1,137,500
    18,000     GTE Corp.....................        794,250
    25,000     Northern Telecom Ltd.........      2,100,000
    19,000     SBC Communications, Inc......      1,111,500
                                                  6,892,000
               TRANSPORTATION (2.3%)
    13,297     Burlington Northern Santa Fe,
                 Inc........................      1,103,651
    50,300     Canadian National Railway
                 Co.........................      2,100,025
                                                  3,203,676

TOTAL COMMON STOCKS
  (COST-- $93,441,536)........................  122,629,000

CONVERTIBLE PREFERRED STOCKS (7.7%)

               FINANCE (0.5%)
               Salomon, Inc.
    25,000     7.625%, DECS...................      765,625
               INSURANCE (2.3%)
               Allstate Corp.
               Exchangeable Notes
    15,000     due 4/15/98....................      699,375
               Conseco, Inc.
    10,000     7.00%, PRIDES..................    1,405,000
               SunAmerica, Inc.
    27,500     $3.188, PERCS..................    1,185,938
                                                  3,290,313
               MISCELLANEOUS (0.5%)
               Timet Cap Trust I
    15,000     6.625% (b).....................      751,875
               OIL (0.4%)
               Atlantic Richfield Co.
    25,000     9.00%..........................      537,500
               RETAIL (2.1%)
               Kmart Financing I
    50,000     7.75%..........................    2,950,000
               SOFTWARE SERVICES (1.4%)
               Houghton Mifflin Co.
    35,000     6.00%, SAILS...................    1,960,000
               TELECOMMUNICATIONS (0.5%)
               Loral Space & Communications,
                 Inc.
    15,000     6.00% (b)......................      776,250

TOTAL CONVERTIBLE PREFERRED
  STOCKS (COST-- $9,946,823)..................   11,031,563

PAGE 9
--------------------------------------
SCHEDULE OF INVESTMENTS-- MAY 31, 1997 (UNAUDITED)

   PAR                                             MARKET
  VALUE                                            VALUE
------------------------------------------------------------
CONVERTIBLE DEBENTURES (2.3%)

               CAPITAL GOODS (1.0%)
               Robbins & Myers, Inc.
$  400,000     6.50%, 9/1/03.................. $    536,000
               US Filter Corp.
   500,000     6.00%, 9/15/05 (b).............      880,000
                                                  1,416,000
               CONSUMER GOODS (0.7%)
               CUC International, Inc.
 1,000,000     3.00%, 2/15/02 (b).............      992,360
               RETAIL (0.6%)
               Staples, Inc.
   750,000     4.50%, 10/1/00 (b).............      877,500

TOTAL CONVERTIBLE DEBENTURES
  (COST-- $2,650,000).........................    3,285,860

   PAR                                               MARKET
  VALUE                                              VALUE
------------------------------------------------------------
REPURCHASE AGREEMENTS (4.1%)

               Investments in repurchase
$5,860,000       agreements, in a joint
                 trading account purchased
                 5/30/97, 5.5734%, maturing
                 6/2/97, maturity value
                 $5,862,722 (a)
                 (Cost-- $5,860,000).......... $  5,860,000

TOTAL INVESTMENTS
  (COST-- $111,898,359)               99.5%     142,806,423
OTHER ASSETS AND
  LIABILITIES                         0.5%          783,233

NET ASSETS                              100%   $143,589,656


 *  Non-income producing security.

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at May 31, 1997.

(b) Securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 144A of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR-- American Depositary Receipts.
DECS-- Dividend Enhanced Convertible Stock.
PERCS-- Preferred Equity Redemption Cumulative Stock.
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities. SAILS-- Stock Appreciation Income Linked Securities.

GEOGRAPHIC DIVERSIFICATION

The Fund may invest in securities principally traded in markets outside the United States. While investments in such securities are intended to reduce risk by providing further diversification, foreign investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. At May 31, 1997, the Fund had investments, excluding repurchase agreements, in the following countries:


                                 MARKET         PERCENT OF
COUNTRY                          VALUE          NET ASSETS

United States                 $128,918,273         89.8%
Canada                           5,550,025          3.9%
Bermuda                          1,340,625          0.9%
Germany                          1,137,500          0.8%
    Total                     $136,946,423         95.4%


SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 10
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

FINANCIAL HIGHLIGHTS-- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                           ENDED
                        MAY 31, 1997                                  YEAR ENDED NOVEMBER 30,
                        (UNAUDITED)      1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE
  BEGINNING OF PERIOD       $17.33       $13.83     $11.75     $12.31     $12.06     $11.45     $10.29     $10.89      $9.41
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment income         0.16         0.26       0.25       0.24       0.21       0.23       0.34       0.41       0.42
Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  related
  transactions                1.42         3.83       2.80      (0.56)      1.31       1.19       1.38      (0.61)      2.01
Total from investment
  operations                  1.58         4.09       3.05      (0.32)      1.52       1.42       1.72      (0.20)      2.43
LESS DISTRIBUTIONS
  FROM:
Net investment income        (0.16)       (0.26)     (0.25)     (0.24)     (0.21)     (0.23)     (0.35)     (0.40)     (0.42)
In excess of net
  investment income           0.00         0.00      (0.07)      0.00      (0.03)     (0.05)     (0.05)      0.00       0.00
Net realized gain on
  investments                 0.00        (0.33)     (0.65)      0.00      (1.03)     (0.53)     (0.16)      0.00      (0.53)
Total distributions          (0.16)       (0.59)     (0.97)     (0.24)     (1.27)     (0.81)     (0.56)     (0.40)     (0.95)
NET ASSET VALUE END
  OF PERIOD                 $18.75       $17.33     $13.83     $11.75     $12.31     $12.06     $11.45     $10.29     $10.89
TOTAL RETURN (A)              8.55%       29.83%     26.57%     (2.65%)    12.67%     12.56%     16.70%     (1.85%)    26.17%
RATIOS/SUPPLEMENTAL
  DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Net expenses                1.14%(b)     1.41%      1.69%      1.59%      1.85%      1.85%      1.88%      2.00%      2.00%
  Net expenses,
    excluding
    indirect expenses         1.12%(b)     1.39%      1.67%       N/A        N/A        N/A        N/A        N/A        N/A
  Total expenses,
    excluding expense
    reimbursement              N/A          N/A        N/A        N/A        N/A        N/A        N/A       2.41%      2.48%
  Net investment
    income                    1.79%(b)     1.66%      1.94%      1.93%      1.63%      1.87%      2.98%      3.85%      3.94%
PORTFOLIO TURNOVER
  RATE                          29%          41%        77%        57%        92%        66%        43%        51%        50%
AVERAGE COMMISSION
  RATE PAID               $ 0.0475      $0.0037        N/A        N/A        N/A        N/A        N/A        N/A        N/A
NET ASSETS END OF
  PERIOD (THOUSANDS)      $ 43,133      $40,487    $27,037    $23,162    $26,367    $23,607    $22,974    $22,080    $22,764

                        1988
NET ASSET VALUE
  BEGINNING OF PERIOD    $8.59
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment income     0.46
Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  related
  transactions            0.89
Total from investment
  operations              1.35
LESS DISTRIBUTIONS
  FROM:
Net investment income    (0.53)
In excess of net
  investment income       0.00
Net realized gain on
  investments             0.00
Total distributions      (0.53)
NET ASSET VALUE END
  OF PERIOD              $9.41
TOTAL RETURN (A)         15.98%
RATIOS/SUPPLEMENTAL
  DATA
RATIOS TO AVERAGE NET
  ASSETS:
  Net expenses            1.47%
  Net expenses,
    excluding
    indirect expenses      N/A
  Total expenses,
    excluding expense
    reimbursement         2.92%
  Net investment
    income                4.87%
PORTFOLIO TURNOVER
  RATE                      64%
AVERAGE COMMISSION
  RATE PAID                N/A
NET ASSETS END OF
  PERIOD (THOUSANDS)   $20,735

 (a) Excluding applicable sales charges.

 (b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 11
--------------------------------------
FINANCIAL HIGHLIGHTS-- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                ENDED
                                                             MAY 31, 1997                   YEAR ENDED NOVEMBER 30,
                                                             (UNAUDITED)         1996          1995          1994        1993(C)
NET ASSET VALUE BEGINNING OF PERIOD                              $17.31          $13.84        $11.77       $12.32       $12.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.10            0.15          0.15         0.15         0.10
Net realized and unrealized gain (loss) on investments
  and foreign currency related transactions                        1.39            3.80          2.82        (0.56)        0.74
Total from investment operations                                   1.49            3.95          2.97        (0.41)        0.84
LESS DISTRIBUTIONS FROM:
Net investment income                                             (0.08)          (0.15)        (0.15)       (0.14)       (0.10)
In excess of net investment income                                 0.00            0.00         (0.10)        0.00        (0.04)
Net realized gain on investments                                   0.00           (0.33)        (0.65)        0.00        (1.03)
Total distributions                                               (0.08)          (0.48)        (0.90)       (0.14)       (1.17)
NET ASSET VALUE END OF PERIOD                                    $18.72          $17.31        $13.84       $11.77       $12.32
TOTAL RETURN (A)                                                   8.34%          28.73%        25.59%       (3.36%)       6.68%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Net expenses                                                     1.91%(b)        2.18%         2.47%        2.31%        2.64%(b)
  Net expenses, excluding indirect expenses                        1.89%(b)        2.16%         2.46%         N/A          N/A
  Net investment income                                            0.96%(b)        0.88%         1.06%        1.27%        0.84%(b)
PORTFOLIO TURNOVER RATE                                              29%             41%           77%          57%          92%
AVERAGE COMMISSION RATE PAID                                   $ 0.0475         $0.0037           N/A          N/A          N/A
NET ASSETS END OF PERIOD (THOUSANDS)                           $ 80,877         $43,526       $20,605       $7,314       $4,283

 (a) Excluding applicable sales charges.

 (b) Annualized.

 (c) For the period from February 1, 1993 (Date of Initial Public Offering) to November 30, 1993.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 12
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

FINANCIAL HIGHLIGHTS-- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               SIX MONTHS
                                                                 ENDED
                                                              MAY 31, 1997                   YEAR ENDED NOVEMBER 30,
                                                              (UNAUDITED)         1996          1995         1994        1993(C)
NET ASSET VALUE BEGINNING OF PERIOD                               $17.32          $13.85       $11.78       $12.33       $12.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.09            0.14         0.16         0.15         0.10
Net realized and unrealized gain (loss) on investments
  and foreign currency related transactions                         1.41            3.81         2.81        (0.56)        0.75
Total from investment operations                                    1.50            3.95         2.97        (0.41)        0.85
LESS DISTRIBUTIONS FROM:
Net investment income                                              (0.08)          (0.15)       (0.16)       (0.14)       (0.10)
In excess of net investment income                                  0.00            0.00        (0.09)        0.00        (0.04)
Net realized gain on investments                                    0.00           (0.33)       (0.65)        0.00        (1.03)
Total distributions                                                (0.08)          (0.48)       (0.90)       (0.14)       (1.17)
NET ASSET VALUE END OF PERIOD                                     $18.74          $17.32       $13.85       $11.78       $12.33
TOTAL RETURN (A)                                                    8.39%          28.71%       25.57%       (3.36%)       6.76%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Net expenses                                                      1.91%(b)        2.17%        2.47%        2.34%        2.64%(b)
  Net expenses, excluding indirect expenses                         1.89%(b)        2.15%        2.44%         N/A          N/A
  Net investment income                                             1.01%(b)        0.89%        1.16%        1.21%        0.83%(b)
PORTFOLIO TURNOVER RATE                                               29%             41%          77%          57%          92%
AVERAGE COMMISSION RATE PAID                                    $ 0.0475         $0.0037          N/A          N/A          N/A
NET ASSETS END OF PERIOD (THOUSANDS)                            $ 19,579         $14,562       $9,503       $5,968       $5,030

(a) Excluding applicable sales charges.

(b) Annualized.

(c) For the period from February 1, 1993 (Date of Initial Public Offering) to November 30, 1993.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 13
--------------------------------------
FINANCIAL HIGHLIGHTS-- CLASS Y SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                       JANUARY 13, 1997
                                                                                                       (DATE OF INITIAL
                                                                                                            PUBLIC
                                                                                                       OFFERING) TO MAY
                                                                                                           31, 1997
                                                                                                          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                                                          $17.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                                          0.05
Net realized and unrealized gain (loss) on investments and foreign currency related transactions               0.85
Total from investment operations                                                                               0.90
LESS DISTRIBUTIONS FROM:
Net investment income                                                                                         (0.16)
Total distributions                                                                                           (0.16)
NET ASSET VALUE END OF PERIOD                                                                                $18.68
TOTAL RETURN (A)                                                                                               6.19%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Net expenses                                                                                                 0.00%(a)
  Net expenses, excluding indirect expenses                                                                    0.00%(a)
  Net investment income                                                                                        0.70%(a)
PORTFOLIO TURNOVER RATE                                                                                          29%
AVERAGE COMMISSION RATE PAID                                                                                $0.0475
NET ASSETS END OF PERIOD                                                                                        $19

(a) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 14
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)

ASSETS
 Investments at market value (identified
   cost-- $111,898,359)                         $142,806,423
 Cash                                                    344
 Receivable for investments sold                     539,821
 Receivable for Fund shares sold                     232,285
 Dividends and interest receivable                   220,632
 Prepaid expenses and other assets                   131,584
   Total assets                                  143,931,089
LIABILITIES
 Payable for Fund shares repurchased                 233,958
 Distribution fee payable                             91,634
 Accrued expenses and other liabilities               15,841
   Total liabilities                                 341,433
NET ASSETS                                      $143,589,656
NET ASSETS REPRESENTED BY:
 Paid-in capital                                $106,680,238
 Accumulated net realized gains on investments
   and foreign currency related transactions       6,228,478
 Accumulated distributions in excess of net
   investment income                                (227,124)
 Net unrealized appreciation on investments       30,908,064
   Total net assets                             $143,589,656
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 CLASS A SHARES
   Net assets of $43,133,454 / 2,300,774
     shares outstanding                         $      18.75
   Offering price per share ($18.75 / 0.9525)
     (based
     on a sales charge of 4.75% of the
     offering price
     at May 31, 1997)                           $      19.69
 CLASS B SHARES
   Net assets of $80,877,343 / 4,319,918
     shares outstanding                         $      18.72
 CLASS C SHARES
   Net assets of $19,578,840 / 1,044,813
     shares outstanding                         $      18.74
 CLASS Y SHARES
   Net assets of $19 / 1 share outstanding      $      18.68

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME
 Dividend                                           $ 1,388,531
 Interest                                               373,903
   Total income                                       1,762,434
EXPENSES
 Management fee                      $  387,159
 Distribution Plan expenses             449,152
 Shareholder services                    88,555
 Accounting expenses                     10,563
 Custodian fee expense                   35,460
 Miscellaneous expenses                  38,351
   Total expenses                     1,009,240
   Less: Indirectly paid expenses       (14,235)
 Net expenses                                           995,005
 Net investment income                                  767,429
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCY
 RELATED TRANSACTIONS
 Net realized gains:
   Net realized gain on investments   6,160,753
   Net realized gain on foreign
     currency related transactions       67,725
 NET REALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED
   TRANSACTIONS                                       6,228,478
 Net change in unrealized
   appreciation on investments and
   foreign currency related
   transactions                                       3,419,386
 Net realized and unrealized gain
   on investments and foreign
   currency related transactions                      9,647,864
 Net increase in net assets
   resulting from operations                        $10,415,293

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 15
--------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS
                                                                                        ENDED MAY
                                                                                         31, 1997         YEAR ENDED
                                                                                       (UNAUDITED)     NOVEMBER 30, 1996
OPERATIONS
  Net investment income                                                                $    767,429       $   853,438
  Net realized gain on investments and foreign currency related transactions              6,228,478         1,913,430
  Net change in unrealized appreciation on investments and foreign currency related
     transactions                                                                         3,419,386        16,084,525
     Net increase in net assets resulting from operations                                10,415,293        18,851,393
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Class A Shares                                                                        (368,839)         (539,949)
     Class B Shares                                                                        (314,198)         (273,356)
     Class C Shares                                                                         (78,416)         (112,998)
     Class Y Shares (a)                                                                           0                 0
  Net realized gains on investments
     Class A Shares                                                                               0          (754,551)
     Class B Shares                                                                               0          (808,105)
     Class C Shares                                                                               0          (270,058)
     Class Y Shares                                                                               0                 0
     Total distributions to shareholders                                                   (761,453)       (2,759,017)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class A Shares                                                                       7,701,516        11,818,891
     Class B Shares                                                                      40,515,326        23,867,265
     Class C Shares                                                                       5,636,727         6,185,359
     Class Y Shares                                                                              18                 0
  Payments for shares redeemed:
     Class A Shares                                                                      (8,573,167)       (6,837,747)
     Class B Shares                                                                      (8,524,684)       (8,156,600)
     Class C Shares                                                                      (2,075,898)       (4,069,150)
     Class Y Shares                                                                               0                 0
  Net asset value of shares issued in reinvestment of distributions:
     Class A Shares                                                                         331,175         1,193,118
     Class B Shares                                                                         275,911           974,432
     Class C Shares                                                                          73,683           362,645
     Class Y Shares                                                                               0                 0
     Net increase in net assets resulting from capital share transactions                35,360,607        25,338,213
       Total increase in net assets                                                      45,014,447        41,430,589
NET ASSETS:
  Beginning of period                                                                    98,575,209        57,144,620
  End of period, [including accumulated distributions in excess of net investment
     income of $227,124 and $233,100, respectively]                                    $143,589,656       $98,575,209

(a) Distributions for class Y share amounted to less than $1 during the period ended May 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 16
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Keystone Fund for Total Return (the "Fund") is a Massachusetts Business Trust for which Keystone Investment Management Company ("Keystone") is the investment adviser and manager. Keystone was formerly a wholly owned subsidiary of Keystone Investments, Inc ("KII") and is currently a subsidiary of First Union Corporation ("First Union").
  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund offers several classes of shares. The Fund's primary investment objective seeks total return from a combination of growth and income.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. VALUATION OF SECURITIES

Investments are usually valued at the closing sales price, or in the absence of sales and for over-the-counter securities, the mean of the bid and asked prices. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Evergreen Keystone Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date

PAGE 17
--------------------------------------
and subsequent sale trade date is included in realized gain (loss) on investments.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date.

F. FEDERAL INCOME TAXES

The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income or excise taxes is required.

G. DISTRIBUTIONS

The Fund distributes net investment income on a quarterly basis and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax treatment of such distributions for the calendar year will be reported to shareholders prior to February 1, 1998.

G. CLASS DESCRIPTIONS & ALLOCATIONS

Class A shares are currently offered at a public offering price, which includes a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased on or after January 1, 1997 will convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion features. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are available without a front-end sales charge or contingent deferred sales charge only to investment advisory clients of First Union and its affiliates and certain institutional clients. Class Y shares were initially offered on January 13, 1997.
  Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

PAGE 18
--------------------------------------
KEYSTONE FUND FOR TOTAL RETURN

2. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. As of May 31, 1997, shares of beneficial interest of the Fund were divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Fund were as follows:

                         SIX MONTHS
                           ENDED
                        MAY 31, 1997       YEAR ENDED
                        (UNAUDITED)     NOVEMBER 30, 1996

CLASS A
Shares sold                 431,847               756,854
Shares redeemed            (485,722)             (446,563)
Shares issued in
  reinvestment of
  distributions              18,071                71,945
Net increase
  (decrease)                (35,804)              382,236
CLASS B
Shares sold               2,270,207             1,503,008
Shares redeemed            (479,660)             (534,970)
Shares issued in
  reinvestment of
  distributions              15,072                57,897
Net increase              1,805,619             1,025,935
CLASS C
Shares sold                 315,613               398,635
Shares redeemed            (115,814)             (265,577)
Shares issued in
  reinvestment of
  distributions               4,023                21,672
Net increase                203,822               154,730

  During the six months ended May 31, 1997 one Class Y share had been sold.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six months ended May 31, 1997, were $66,544,582 and $33,079,779 respectively.

4. DISTRIBUTION PLANS

The Fund bears some of the costs of selling its shares under Distribution Plans adopted for its Class A, B and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plans, the Fund pays its principal underwriter amounts which are calculated daily and paid monthly.
  On December 11, 1996, the Fund entered into a principal underwriting agreement with Evergreen Keystone Distributors, Inc. (Formerly, Evergreen Fund Distributor, Inc.) ("EKD"), a wholly owned subsidiary of The BISYS Group, Inc. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. (Formerly Keystone Investment Distributors Company) ("EKIS"), a wholly owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Class A Distribution Plan provides for expenditures, which are currently limited to 0.25% annually of the average daily net assets of the Class A shares, to pay expenses related to the distribution of Class A shares. During the six months ended May 31, 1997, the Fund paid or accrued $48,860 under the Class A Distribution Plan.
  Pursuant to the Fund's Class B and Class C Distribution Plans, the Fund pays a distribution fee, which may not exceed 1.00% annually of the average daily net assets of Class B and Class C shares, respectively. Of that amount, 0.75% is used to pay distribution expenses and 0.25% is used to pay service fees. During the six months ended May 31, 1997, the Fund paid or accrued $314,622 under the Class B Distribution Plan and $85,670 under the Class C Distribution Plan.
  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKD and/or EKIS may continue as compensation for services which had been earned while the Distribution Plan was in effect.

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PAGE 19
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  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.
  Contingent deferred sales charges paid by redeeming shareholders are paid to EKD and/or its predecessor.

5. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Under the terms of an investment advisory agreement dated December 11, 1996, Keystone serves as the investment adviser and manager to the Fund. As such, Keystone manages the Funds investments, provides certain administrative services and supervises the Funds daily business affairs. In return, Keystone is paid a management fee, computed daily and paid monthly calculated at a rate of 1.50% of the Fund's gross investment income plus an amount which is determined by applying percentage rates starting at 0.60% and declining as net assets increase to 0.30% per annum, to the average daily net asset value of the Fund.
  During the six months ended May 31, 1997, the Fund paid or accrued $10,563 to Keystone for certain accounting services. Evergreen Keystone Service Company ("EKSC") (formerly Keystone Investor Resource Center, Inc.), a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  Effective January 1, 1997, BISYS Fund Services, Inc. ("BISYS"), an affiliate of EKD, began serving as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For this service, BISYS was paid a fee by Keystone, which was not a Fund expense.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund. Currently the Independent Trustees of the Fund receive no compensation for their services.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. For the six months ended May 31, 1997, the Fund incurred total custody fees of $35,460 and received a credit of $14,235 pursuant to this expense offset arrangement, resulting in a net custody expense of $21,225. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

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PAGE 20
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KEYSTONE FUND FOR TOTAL RETURN

OTHER INFORMATION (UNAUDITED)

The Fund held a special meeting of shareholders on Monday, December 9, 1996. On October 18, 1996, the record date for the meeting, the Fund had 5,142,181 shares outstanding, of which 3,195,595 shares were represented at the meeting. The votes at the meeting were as follows:

1. TO ELECT THE FOLLOWING TRUSTEES:

                                  AFFIRMATIVE     WITHHELD

  Frederick Amling                  3,131,534       64,061
  Laurence B. Ashkin                3,131,534       64,061
  Charles A. Austin III             3,132,318       63,277
  Foster Bam                        3,131,534       64,061
  George S. Bissell                 3,131,534       64,061
  Edwin D. Campbell                 3,131,534       64,061
  Charles F. Chapin                 3,131,534       64,061
  K. Dun Gifford                    3,134,453       61,142
  James S. Howell                   3,131,534       64,061
  Leroy Keith, Jr.                  3,133,583       62,012
  F. Ray Keyser, Jr.                3,131,534       64,061
  Gerald M. McDonell                3,134,453       61,142
  Thomas L. McVerry                 3,134,453       61,142
  William Walt Pettit               3,133,583       62,012
  David M. Richardson               3,134,453       61,142
  Russell A. Salton, III MD         3,133,583       62,012
  Michael S Scofield                3,134,453       61,142
  Richard J. Shima                  3,134,453       61,142
  Andrew J. Simons                  3,134,453       61,142

2. TO APPROVE AN INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN THE FUND AND KEYSTONE INVESTMENT MANAGEMENT COMPANY:

  Affirmative            3,073,234
  Against                   35,049
  Abstain                   87,312

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                                 KEYSTONE AMERICA
                                FAMILY OF FUNDS
                                       *
                                Balanced Fund II
                            California Tax Free Fund
                      Capital Preservation and Income Fund
                              Florida Tax Free Fund
                              Fund for Total Return
                              Fund of the Americas
                            Global Opportunities Fund
                            Government Securities Fund
                       Hartwell Emerging Growth Fund, Inc.
                           Intermediate Term Bond Fund
                           Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                                   Omega Fund
                           Pennsylvania Tax Free Fund
                          Small Company Growth Fund II
                           Strategic Development Fund
                             Strategic Income Fund
                              Tax Free Income Fund
                                World Bond Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

   (Evergreen Keystone Funds Logo)

   P.O. Box 2121
   Boston, Massachusetts 02106-2121

541254
FFTR-R

                                     KEYSTONE

                                    (Keystone Logo)

                                     FUND FOR
                                  TOTAL RETURN


                        (Evergreen Keystone Funds Logo)
                               SEMI-ANNUAL REPORT
                                  May 31, 1997